Share capital (Details 2) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Stock-based compensation pertaining to general and administrative	$ 187,586	$ 984,984	$ 402,025	$ 1,323,701
Stock-based compensation pertaining to research and development	247,388	304,695	640,459	656,450
Total stock-based compensation expense recognized	$ 434,974	$ 1,289,679	$ 1,042,484	$ 1,980,151